Share base payments (Details Narrative) $ in Thousands					12 Months Ended
	Mar. 15, 2015 Segment	Mar. 11, 2014 Segment	Nov. 06, 2013 Segment	Jan. 27, 2012	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 05, 2013 Segment
Disclosure of detailed information about borrowings [line items]
Expected term					Expected term of 0.10 to 2.42 years.	Expected term of 0.60 to 3.35 years
Time in averaging period					Time in averaging period of 0.08 years	Time in averaging period of 0.08 years
Description of stock price					Stock price of COP$2,950 in the Colombian Stock Exchange and $8.03 in the New York Stock Exchange	Stock price of COP$3,600 in the Colombian Stock Exchange and $9.64 in the New York Stock Exchange
Description of strike price					Strike price of COP$5,000 for tranche 1 and $15 for tranches 2, 3, 4, and for the New Awards in all tranches	Strike price of COP$5,000 for tranche 1 and $15 for tranches 2, 3, 4, and for the New Awards in all tranches
Dividend yield					1.69%	1.39%
Loss (income) from operating activities					$ 293,644	$ 258,470	$ 218,816
Current liabilities					$ 1,911,039	$ 1,691,202
Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Risk free rate					1.80%	0.96%
Volatility					19.58%	44.20%
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Risk free rate					4.43%	5.61%
Volatility					48.87%	56.57%
Share Based Plan [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued under plan | Segment	18,026,158
Description of vesting requirements

Vest in equal tranches over a 4 year period, with the first tranche vesting on March 15, 2013, and subsequent tranches vesting on each subsequent anniversary date. Upon vesting, each tranche must be redeemed within 5 years and no later than March 2021.

The Share Based Plan participants have the option to redeem the vested portion of their respective rights for cash, with the payment being equal to the difference between the trading share price of the preferred shares of Avianca Holdings S.A., as reported by the Colombian Stock Exchange during the 30 calendar days immediately preceding redemption, and COP$5,000.

					Redeemed 480,025 units, corresponding to the vesting periods March 15, 2012–2013 and March 15, 2013–2014.
Closing foreign exchange rate | Segment								1,901.22
Number of shares awarded | shares					18,026,158
Number of shares redeemed | shares					12,827,426
Loss (income) from operating activities					$ (1,002)	$ 1,111
Current liabilities					$ 140	$ 1,115
New Awards [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued under plan | Segment		1,840,000	2,000,000
Description of vesting requirements			These New Awards vest in four equal tranches and expire five year after the vesting date.